STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	May 05, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Oct. 31, 2022	Jun. 30, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			100,000,000	100,000,000	100,000,000
Preferred stock, par value			$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized			10,000,000	10,000,000	10,000,000
Common stock issued for settlement of debts, shares				179,144
Common stock issued for settlement of debts				$ 179,144
Common stock issued for cash, shares			16,667	266,667
Common stock issued for cash			$ 25,000	$ 400,000
Common stock issued for compensation management, shares		25,000		160,000
Common stock issued for compensation management		$ 37,500	$ 37,500	$ 240,000
Common stock issued for compensation services, shares			25,000	145,856
Common stock issued for compensation services			$ 58,250	$ 218,784
Common stock issued for compensation management, shares			25,000
Common stock issued for compensation management			$ 37,500
Common stock, shares outstanding			88,579,434	88,512,767	88,579,434
Preferred stock, shares issued			0	0	0
Preferred stock, shares outstanding			0	0	0
Subscription Arrangements [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price	$ 1.50
Common stock issued for cash, shares	40,000
Common stock issued for cash	$ 60,000
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred shares issued upon conversion							1,000,000
Preferred stock, shares issued			0		0
Preferred stock, shares outstanding			0		0
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred shares issued upon conversion			1,000,000		1,000,000
Share price			$ 20		$ 20
Preferred stock, shares issued			0		0
Preferred stock, shares outstanding			0		0
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value						$ 0.001
Preferred shares issued upon conversion						1,000,000
Preferred stock, shares issued			0		0
Preferred stock, shares outstanding			0		0
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			110,000,000		110,000,000
Common stock issued for settlement of debts, shares				179,144
Common stock issued for settlement of debts				$ 179
Common stock issued for cash, shares			16,667	266,667
Common stock issued for cash			$ 17	$ 267
Common stock issued for compensation management, shares		25,000	25,000	160,000
Common stock issued for compensation management		$ 25	$ 25	$ 160
Common stock issued for compensation services, shares			25,000	145,856
Common stock issued for compensation services			$ 25	$ 146